COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Other than the lease commitments and debt obligations as disclosed in the notes to the consolidated financial statements, the Company did not have any significant financial or capital commitments as of September 30, 2024 and 2025, and through the issuance date of these consolidated financial statements.

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2024 and 2025, and through the issuance date of these consolidated financial statements.

On February 7, 2023, the Company signed an engagement agreement with Craft Capital Management LLC (“Craft Capital”) to serve as the underwriter in the offering. However, on September 25, 2023, the Company exercised its right to terminate the engagement agreement as permitted within its terms. Subsequently, on September 27, 2023, the Company received a letter from Craft Capital. Craft Capital alleged that the Company had breached the engagement agreement and demanded compensation. Their requested compensation amounted to $78,126, intended to cover the expenses Craft Capital claimed to have incurred, as well as a $100,000 breakup fee. On July 18, 2024, the Company entered into a new engagement agreement with Craft Capital to serve as the Company’s underwriters in its initial public offering. According to the new engagement agreement, the Company agreed to reimburse Craft Capital $25,000 representing legal fee incurred previously and the remaining balance of $53,126.36 claimed by Craft Capital were waived. The Company and Craft Capital have agreed that no break-up fee was payable at September 30, 2023 and 2024. Fees payable to Craft Capital were fully settled on December 19, 2024.